Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund
Aberdeen U.S. Equity Fund
Objective
The Aberdeen U.S. Equity Fund, formerly the Aberdeen U.S. Equity I Fund (the

"U.S. Equity Fund" or the "Fund"), seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:

Choosing a Share Class -- Reduction and Waiver of Class A Sales Charges" section on page 15 of the Fund's prospectus and in the "Additional Information on

Purchases and Sales" - "Waiver of Class A Sales Charges" and "Reduction of Sales

Charges" section on pages 63-65 of the Fund's Statement of Additional

Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen U.S. Equity Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen U.S. Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.43%	0.33%	0.38%	0.33%	0.38%
Total Annual Fund Operating Expenses		1.43%	2.08%	1.63%	1.08%	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.28%	0.18%	0.23%	0.18%	0.23%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.15%	1.90%	1.40%	0.90%	0.90%
[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Example
This Example is intended to help you compare the cost of investing in the U.S.

Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.

It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen U.S. Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	685	948
Class C Shares	293	616
Class R Shares	143	468
Institutional Class Shares	92	307
Institutional Service Class Shares	92	312

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen U.S. Equity Fund Class C Shares	193	616

Portfolio Turnover
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the U.S. Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.

companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity

Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The U.S. Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund

Details: Additional Information about Investments, Investment Techniques and

Risks" in the prospectus.

Performance
The returns presented for the U.S. Equity Fund for periods prior to October 10,

2011 reflect the performance of a predecessor fund (the "Predecessor Fund") from

June 23, 2008 to October 9, 2011. After February 28, 2009, the Predecessor Fund

changed its investment style and became diversified. The returns prior to

June 23, 2008 reflect the performance of another predecessor fund (the "Second

Predecessor"), which was acquired by the Predecessor Fund. The U.S. Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity Fund acquired all of the assets,

subject to the liabilities, of the Predecessor Fund. In connection with the reorganization, the Fund changed its name from Aberdeen U.S. Equity I Fund to

Aberdeen U.S. Equity Fund. The U.S. Equity Fund maintained the investment objective and investment strategies of the Predecessor Fund on the date of the reorganization without any changes.

Returns of the Predecessor Fund and the Second Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the U.S.

Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the

Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeenasset.us or call 866-667-9231.

Annual Total Returns -- Class A Shares (Years Ended December 31)

Year to date returns as of September 30, 2011 were -6.94%.

Best Quarter:  34.03% - 4th quarter 2001

Worst Quarter:  -32.81% - 1st quarter 2001

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen U.S. Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares -- Before Taxes	5.52%	0.34%	2.65%
Class C Shares	Class C shares -- Before Taxes	10.24%	0.86%	2.62%
Class R Shares	Class R shares -- Before Taxes	11.79%	1.38%	2.95%
Institutional Class Shares	Institutional Class shares -- Before Taxes	12.40%	1.86%	3.62%
Institutional Service Class Shares	Institutional Service Class shares -- Before Taxes	12.40%	1.86%	3.62%
After Taxes on Distributions Class A Shares	Class A shares -- After Taxes on Distributions	5.52%	(0.10%)	2.34%
After Taxes on Distributions and Sales Class A Shares	Class A shares -- After Taxes on Distributions and Sales of Shares	3.59%	0.34%	2.31%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.14%